Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value, reserved for issuance pursuant to the Amended and Restated 2022 Inducement Equity Incentive Plan 12,078,000.00
Amount Registered | shares	1,100,000
Proposed Maximum Offering Price per Unit	10.98
Maximum Aggregate Offering Price	$ 12,078,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,667.98
Offering Note	(a) Represents shares of common stock, par value $0.0001 per share ("Common Stock") of ORIC Pharmaceuticals, Inc. (the "Registrant") available for issuance pursuant to awards granted pursuant to the Registrant's Amended and Restated 2022 Inducement Equity Incentive Plan (the "Inducement Plan"). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Inducement Plan by reason of an event such as any stock split, stock dividend or similar adjustment effected without the Registrant's receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (b) The Amount Registered reflects an increase of 1,100,000 shares of Common Stock reserved for issuance under the Inducement Plan. (c) The Proposed Maximum Offering Price Per Unit is estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $10.98 per share, which represents the average of the high and low price per share of the Registrant's Common Stock on July 23, 2026, as reported on the Nasdaq Global Select Market.